Deferred income (Tables)	12 Months Ended
Dec. 31, 2017
Accruals and deferred income [abstract]
Disclosure of information about deferred income [text block]
	For the year ended December 31
in 000€	2017	2016 *	2015 *
Deferred maintenance & license	18,723	16,799	13,136
Deferred (project) fees	3,765	4,134	2,738
Deferred government grants	1,343	419	703
Other	−	58	24
Total	23,831	21,410	16,601
of which current	18,791	17,822	14,696
non-current	5,040	3,588	1,905